Fair Value Measurements on a Recurring Basis	3 Months Ended
Mar. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements on a Recurring Basis
Note 8 - Fair Value Measurements on a Recurring Basis

The Company accounts for its commodity derivatives at fair value (see Note 7) on a recurring basis.  The Company uses certain pricing models to determine the fair value of its derivative financial instruments.  Inputs to the pricing models include publicly available prices and forward price curves generated from a compilation of data gathered from third parties.  Company management validates the data provided by third parties by understanding the pricing models used, obtaining market values from other pricing sources, analyzing pricing data in certain situations and confirming that those securities trade in active markets.  Assumed credit risk adjustments, based on published credit ratings, public bond yield spreads and credit default swap spreads, are applied to the Company's commodity derivatives.

The following presents the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis:

	March 31, 2012
	Level 2	Netting (1)	Total
	(in thousands)
Assets:
Commodity derivatives	$1,092,739	$(391,139)	$701,600

Liabilities:
Commodity derivatives	$412,344	$(391,139)	$21,205

(1)	Represents counterparty netting under agreements governing such derivatives.